SEGMENT REPORTING (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
SEGMENT REPORTING
Non-cash expenses	$ 9,242,544	$ 12,203,424	$ 3,979,584	$ 2,990,072